Quarterly Holdings Report
for
Fidelity® Intermediate Government Income Fund
May 31, 2026
SLM-NPRT3-0726
1.800340.122
Collateralized Mortgage Obligations - 4.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.5%
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,111,079	1,009,778
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	98,488	83,629
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	104,665	88,873
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	86,695	77,226
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	135,874	120,615
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	133,537	124,523
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	474,333	456,355
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,027,513	915,899
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	98,583	87,934
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	188,591	175,993
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (e)(f)	605,613	614,401
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (e)(f)	311,892	314,377
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (e)(f)	431,046	433,712
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (e)(f)	251,864	253,406
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (e)(f)	302,504	305,134
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (e)(f)	364,904	367,941
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(f)	272,463	274,401
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	9,463,818	9,419,187
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	77,325	68,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	384,835	323,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	490,005	430,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	96,456	87,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	102,925	91,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	101,031	91,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	114,595	100,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	76,598	69,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	340,568	311,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	538,771	523,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	209,699	200,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	274,412	260,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	309,870	298,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (e)(f)	1,217,623	1,222,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (e)(f)	819,101	825,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (e)(f)	417,269	420,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(f)	575,397	578,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (e)(f)	189,928	190,425
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (e)(f)	385,108	387,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (e)(f)	410,585	413,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (e)(f)	1,117,225	1,121,059
TOTAL UNITED STATES		23,141,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,991,060)		23,141,033

Commercial Mortgage Securities - 9.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.5%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,235,685	1,231,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,308,478	2,298,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (f)	429,484	427,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	4,098,233	4,079,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	12,680,332	12,621,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	2,262,705	2,251,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	492,995	490,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	700,000	692,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	3,200,000	3,164,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	487,686	486,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	8,091,478	8,048,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	5,943,044	5,769,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1992% 4/25/2029 (e)(f)	2,294,725	2,293,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (e)(f)	1,999,131	1,996,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (f)	1,499,922	1,499,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (e)(f)	1,800,000	1,800,565
TOTAL UNITED STATES		49,150,726
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,125,454)		49,150,726

U.S. Government Agency - Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.8%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	309,168	267,754
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	30,694	30,234
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (d)	527,996	450,559
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	34,138	30,537
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	15,807	14,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	971,640	908,981
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	22,489	21,936
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	63,580	61,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	37,887	37,161
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	15,661	15,300
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	44,986	44,014
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	99,466	96,766
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	365,171	338,426
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (d)	117,017	116,650
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	85,486	87,244
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (c)	139,537	143,586
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (c)(d)	267,562	277,438
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (c)	216,323	224,240
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (d)	370,736	385,609
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053 (c)(d)	493,995	512,230
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (c)(d)	161,252	170,362
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (d)	90,783	94,514
Freddie Mac Gold Pool 2.5% 11/1/2041	1,105,040	986,790
Freddie Mac Gold Pool 2.5% 2/1/2042	205,761	184,680
Freddie Mac Gold Pool 2.5% 5/1/2041	434,890	392,537
Freddie Mac Gold Pool 3% 12/1/2030	12,075	11,785
Freddie Mac Gold Pool 3% 2/1/2033	10,991	10,743
Freddie Mac Gold Pool 3.5% 1/1/2034	160,344	155,857
Freddie Mac Gold Pool 5.5% 9/1/2052	201,683	205,073
Freddie Mac Gold Pool 6% 12/1/2052 (d)	306,607	318,020
Freddie Mac Gold Pool 6.5% 10/1/2053 (c)	249,774	262,714
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	243,365	256,353
Freddie Mac Non Gold Pool 6% 9/1/2053	35,919	37,068
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (d)	293,826	309,323
Ginnie Mae I Pool 2.5% 12/20/2051	437,741	373,437
Ginnie Mae II Pool 2% 3/20/2052	111,199	91,327
Ginnie Mae II Pool 2% 6/1/2056 (b)	525,000	430,854
Ginnie Mae II Pool 2% 9/20/2050	91,014	74,806
Ginnie Mae II Pool 5.5% 12/20/2054	151,211	152,758
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	2,450,000	1,960,287
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	4,700,000	3,936,067
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	25,000	25,527
TOTAL UNITED STATES		14,505,521
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,317,410)		14,505,521

U.S. Government Agency Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Financials - 3.0%
Financial Services - 3.0%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 6/12/2028 (e)(f)	7,430,000	7,429,874
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.785% 1/19/2029 (e)(f)	7,990,000	7,989,798

TOTAL UNITED STATES		15,419,672
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,420,000)		15,419,672

U.S. Treasury Obligations - 79.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.83	3,560,000	3,414,264
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.92	1,970,000	1,859,803
US Treasury Bonds 4.75% 2/15/2056	4.88	620,000	597,525
US Treasury Bonds 4.75% 8/15/2055	4.81	620,000	596,968
US Treasury Bonds 5% 5/15/2045	4.55 to 4.69	1,130,000	1,134,546
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	1,559,240	1,451,069
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	743,797	692,533
US Treasury Notes 1.125% 8/31/2028	1.14	50,865,000	47,721,702
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	544,384
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	392,623
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,586,328
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	580,688
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,329,827
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	274,175
US Treasury Notes 3.5% 1/15/2029	3.52 to 3.66	9,700,000	9,569,277
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.62	88,790,000	87,548,327
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	697,350
US Treasury Notes 3.5% 2/28/2031	3.95	1,140,000	1,109,273
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.87	44,020,000	43,390,651
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,404,810
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,660,568
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.93	4,270,000	4,140,732
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,233,279
US Treasury Notes 3.875% 12/31/2032	3.95	810,000	792,123
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.94	20,920,000	20,820,303
US Treasury Notes 3.875% 5/15/2029	4.02	4,250,000	4,229,746
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,314,721
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,525,627
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,283,512
US Treasury Notes 4% 11/15/2035	4.13 to 4.35	13,080,000	12,650,813
US Treasury Notes 4% 7/31/2029	3.83	200,000	199,610
US Treasury Notes 4.125% 10/31/2029	3.63	2,537,000	2,540,072
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,101,253
US Treasury Notes 4.125% 2/15/2036	3.97 to 4.62	9,480,000	9,247,444
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	4,000,000	3,983,125
US Treasury Notes 4.125% 4/30/2033	4.24	1,210,000	1,198,656
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	1,600,000	1,592,040
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.78	2,016,000	1,998,439
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.17	13,530,000	13,508,859
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	3,981,486
US Treasury Notes 4.25% 8/15/2035	4.14 to 4.23	23,140,000	22,855,269
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,400,354
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	671,518
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,688,881
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,623,547
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	3,940,000	3,836,421
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	262,908
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	12,779,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $421,047,321)			414,016,820

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $5,699,061)	3.67	5,697,922	5,699,062

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	8,000,000	81,635
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/2030	4,330,000	139,141
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	15,000,000	148,445
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,830,000	109,420
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,120,000	167,352
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,320,000	39,500
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	830,000	50,531
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	1,820,000	109,457
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,200,000	74,332
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	6,540,000	73,006
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	11,310,000	89,214
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,600,000	65,810
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	10,000,000	68,198
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.521% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	23,000,000	151,251

TOTAL PURCHASED SWAPTIONS (Cost $1,266,967)			1,367,292

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $529,867,273)	523,300,126
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,590,680)
NET ASSETS - 100.0%	519,709,446

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 2% 6/1/2056	(2,450,000)	(1,960,287)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(7,700,000)	(6,448,449)
Uniform Mortgage Backed Securities 3% 6/1/2056	(6,300,000)	(5,504,625)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(6,100,000)	(5,547,664)
Uniform Mortgage Backed Securities 4% 6/1/2056	(2,175,000)	(2,037,278)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(8,700,000)	(8,354,720)
Uniform Mortgage Backed Securities 6% 6/1/2056	(25,000)	(25,527)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(29,878,550)

TOTAL TBA SALE COMMITMENTS (Proceeds $29,977,567)		(29,878,550)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,700,000	(262,705)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,200,000	(60,053)

TOTAL CALL SWAPTIONS			(322,758)
TOTAL WRITTEN SWAPTIONS (Cost $(371,114))			(322,758)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	542	9/2026	59,560,719	372,084
CBOT 2Y US Treasury Notes Contracts (United States)	377	9/2026	77,897,625	90,188
CBOT US Treasury Ultra Bond Contracts (United States)	4	9/2026	458,250	2,748
TOTAL LONG				465,020

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	62,568,000	576,921	0	576,921
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	370,000	(8,872)	0	(8,872)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	3,450,000	(44,190)	0	(44,190)
TOTAL INTEREST RATE SWAPS							523,859	0	523,859

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,055,132.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,590,746.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	30,913,260	140,470,394	165,684,422	356,573	(170)	-	5,699,062	5,697,922	0.0%
Fidelity Securities Lending Cash Central Fund	-	73,824,487	73,824,413	1,768	(74)	-	-	-	0.0%
Total	30,913,260	214,294,881	239,508,835	358,341	(244)	-	5,699,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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